Stockholders' Equity and Stock-based Compensation (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended	7 Months Ended	12 Months Ended
	Oct. 22, 2025 USD ($)	Jun. 30, 2025 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) AWARD $ / shares shares	Dec. 08, 2025 USD ($)	Dec. 02, 2025 $ / shares shares	Jul. 02, 2025 $ / shares shares
Stockholders' Equity and Stock-based Compensation [Line Items]
Common stock, shares authorized | shares		0	2,000,000,000	2,000,000,000			1,000
Common stock, par or stated value per share | $ / shares		$ 0.01	$ 0.01	$ 0.01			$ 0.01
Preferred stock, shares authorized | shares		0	100,000,000	100,000,000
Preferred stock, par or stated value per share | $ / shares		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued | shares		0	166,173	166,173
Stock issued during period, shares, new issues | shares				20,463
Issuance of common stock, value				$ 659,045
Gross proceeds adjusted to additional paid-in capital				$ 880,400
Number of shares purchased | shares			1,162,667	1,162,667
Net shares issued | shares				498,887
Aggregate exercise price, shares | shares				663,780
Selling, General And Administrative And Research And Development Expenses [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Issuance of common stock, value				$ 100
PIPE Financing [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Cash paid for transaction costs adjusted to additional paid-in capital				$ 2,300
HYPE Contributions [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Number of cryptocurrency token				12.5
Cryptocurrency token value				$ 411,300
Loss on cryptocurrency contribution commitment				169,200
Chardan Capital Markets LLC [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Commitment fees				$ 1,100
Equity Incentive Plan 2025 [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Common stock, capital shares reserved for future issuance | shares						6,351,278
Restricted Stock Units ("RSUs")
Stockholders' Equity and Stock-based Compensation [Line Items]
Number of RSUs, Granted | shares		0		1,169,558
Weighted Average Grant Date Price, Granted | $ / shares				$ 6.71
Total unrecognized share-based compensation expense related to unvested RSUs			$ 7,000	$ 7,000
Unrecognized share-based compensation expense, recognition period				1 year 7 months 6 days
Restricted Stock Units ("RSUs") | Equity Incentive Plan 2025 [Member] | Chief Financial Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Target value of time-based RSU awards				$ 1,000
Restricted Stock Units ("RSUs") | Equity Incentive Plan 2025 [Member] | Chief Operating Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Target value of time-based RSU awards				$ 1,000
Restricted Stock Units ("RSUs") | CFO Employment Agreement [Member] | Chief Financial Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Number of awards granted | AWARD				2
Target value of time-based RSU awards				$ 1,000
Share-based award, Vesting period				3 years
Vesting period commencement date				Dec. 02, 2025
Restricted Stock Units ("RSUs") | CEO Employment Agreement [Member] | Chief Executive Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Vesting period commencement date				Jul. 01, 2026
Restricted Stock Units ("RSUs") | CEO Employment Agreement [Member] | Chief Executive Officer [Member] | Maximum [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Target value of time-based RSU awards				$ 3,000
Restricted Stock Units ("RSUs") | CEO Employment Agreement [Member] | Chief Executive Officer [Member] | Minimum [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Target value of time-based RSU awards				$ 2,000
Restricted Stock Units ("RSUs") | COO Placement Agreement [Member] | Chief Operating Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Number of awards granted | AWARD				2
Share-based award, Vesting period				3 years
Restricted Stock Units ("RSUs") | COO Placement Agreement [Member] | Tranche One [Member] | Chief Operating Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Target value of time-based RSU awards				$ 1,000,000,000
Vesting period commencement date				Dec. 02, 2025
Restricted Stock Units ("RSUs") | COO Placement Agreement [Member] | Tranche Two [Member] | Chief Operating Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Target value of time-based RSU awards				$ 1,000,000,000
Vesting period commencement date				May 05, 2026
Time-Based Awards [Member] | Tranche One [Member] | Chief Financial Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Percentage of award vesting rights				50.00%
Time-Based Awards [Member] | Equity Incentive Plan 2025 [Member] | Chief Financial Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Share-based award, Vesting period				3 years
Time-Based Awards [Member] | Equity Incentive Plan 2025 [Member] | Chief Operating Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Share-based award, Vesting period				3 years
Time-Based Awards [Member] | Equity Incentive Plan 2025 [Member] | Tranche One [Member] | Chief Operating Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Percentage of award vesting rights				50.00%
Performance-Based Awards [Member] | Tranche One [Member] | Chief Financial Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Percentage of award vesting rights				50.00%
Performance-Based Awards [Member] | Equity Incentive Plan 2025 [Member] | Tranche Two [Member] | Chief Operating Officer [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Percentage of award vesting rights				50.00%
Series A Preferred Stock [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Preferred stock, par or stated value per share | $ / shares						$ 1,000
Preferred stock, shares issued | shares						200,000
Preferred stock, convertible, conversion price | $ / shares						$ 6.25
Percentage of beneficially owner in excess of preferred stock						4.99%
Percentage of beneficially owner of preferred stock holder						9.99%
Series A Preferred Stock [Member] | PIPE Financing and HYPE Contributions [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Conversion of stock, shares converted | shares				166,173
Shares, issued | shares			166,173	166,173
Common Stock [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Common stock, shares authorized | shares						2,000,000,000
Common stock, par or stated value per share | $ / shares						$ 0.01
Stock issued during period, shares, new issues | shares				76,063,600
Issuance of common stock, value				$ 761
Share repurchase program, authorized, amount					$ 30,000
Stock repurchased, shares | shares			3,067,097
Stock repurchased, value			$ 10,500
Net shares issued | shares				498,887
Common Stock [Member] | PIPE Financing [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Cash Contributions				$ 299,900
Number of cryptocurrency token				12,517,592
Issuance of common stock, value				$ 880,400
Sale of stock commitment amount				$ 580,500
Common Stock [Member] | PIPE Financing and HYPE Contributions [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Shares, issued | shares			123,354,259	123,354,259
Common Stock [Member] | Equity Facility [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Gross proceeds from issuance of shares of common stock				$ 646,600
Number of shares issued | shares				76,063,600
Common Stock [Member] | Chardan Capital Markets LLC [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Stock purchased during period shares, value	$ 1,000,000
Common Stock [Member] | Chardan Capital Markets LLC [Member] | Tranche One [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Commitment fees				$ 300
Gross proceeds from issuance of shares of common stock				25,000
Common Stock [Member] | Chardan Capital Markets LLC [Member] | Tranche Two [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Commitment fees				600
Gross proceeds from issuance of shares of common stock				$ 50,000
Preferred Stock [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Preferred stock, shares authorized | shares						100,000,000
Preferred stock, par or stated value per share | $ / shares						$ 0.01